Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 56,147,676	$ 58,223,168
Less: Allowance for credit losses	(49,838,198)	(2,680,151)
Accounts receivable, net	$ 6,309,476	$ 55,543,017